Derivative financial instruments - Schedule of notional contract amounts of financing derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	£ (34,733)	£ (28,642)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(7,763)	(2,175)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(16,019)	(15,602)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(7,761)	(7,675)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	£ (3,190)	£ (3,190)